Senior Secured Convertible Promissory Notes	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Senior Secured Convertible Promissory Notes

Note 5 - Senior Secured Convertible Promissory Notes

On November 19, 2020, the Company issued $215,000 in Senior Secured Convertible Promissory Notes (“Senior Notes”). The Senior Notes originally matured on November 21, 2021 and accrued interest at eight (8%) per annum. Accrued interest maybe paid quarterly or converted in to shares of common stock. The note holders issued an extension of the due date on these notes to November 19, 2022. During September 2022, the Company issued 777,663 shares of its common stock upon conversion of the Senior Notes and the associated accrued interest payable of $85,543 and issued 95,596 shares of its Series A Preferred upon exchange of the remaining principal balance and accrued interest of the Senior Notes of $157,733. The balance of the Senior Notes payable at December 31, 2023 and December 31, 2022 was $0 and $0, respectively.

At any time while the Senior Notes were outstanding, and at the sole option of the note holder, the Senior Notes were convertible into shares of the Company’s common stock, $0.001 par value, or any shares of capital stock or other securities of the Company into which such common stock could have been changed or reclassified.

A holder was not entitled to convert any portion of the Senior Note in excess of that portion of the Senior Note upon conversion of which the sum of (1) the number of shares of common stock beneficially owned by the Holder and its affiliates and (2) the number of conversion shares issuable upon the conversion would have resulted in beneficial ownership by a Holder and its affiliates of more than 4.50% of the then outstanding shares of common stock.

The per share conversion price into which principal and interest outstanding of the Senior Notes were convertible into shares of common stock was equal to $0.11 cents per share. The Senior Notes contained a protection feature whereupon any issuance by the Company of common stock, or a security that was convertible into common stock, at a price lower than a net receipt to the Company of $0.11 per share, would result in the conversion price being adjusted to equal the lower price per share. The Company had classified this protection as a contingent beneficial feature and would have recorded it as a benefit to a holder in the event a conversion price adjustment occurred. The conversion price adjustment for the Senior Notes never occurred.